Equity accounted investments - Related party transactions (Details) - Joint ventures and associates - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Equity accounted investments
Total sales and services rendered from subsidiaries to joint ventures and associates	R 2,577	R 3,667	R 2,737
Total purchases by subsidiaries from joint ventures and associates	R 4,350	R 3,448	R 157